Restructuring Costs, Net - Components of Restructuring Gains (Costs), Net (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Restructuring And Related Activities [Abstract]
Severance	$ 600,000	$ 200,000	$ 2,000,000	$ 1,000,000
Impairment of property, plant and equipment		200,000	760,000	2,205,000
Manufacturing and distribution footprint optimization	200,000	300,000	400,000	300,000
Curtailment and settlement (gains) losses			(300,000)	1,400,000
Gain on sale of land and building				(400,000)
Total Restructuring Charges	$ (827,000)	$ (697,000)	$ (2,936,000)	$ (4,464,000)